Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2019
Less accumulated amortization	$ 16,650	$ 18,291	$ 10,391
Trademark [Member]
Intangible assets - gross	1,143		1,143
Less accumulated amortization	(371)		(257)
Intangible assets - net	$ 772		886
Useful Lives	10 years
Patents [Member]
Intangible assets - gross	$ 107,491		107,491
Write-off of patent cost	(6,349)
Less accumulated amortization	(16,650)		(10,391)
Intangible assets - net	$ 84,492		97,100
Useful Lives	15 years
Domain [Member]
Intangible assets - gross	$ 5,315		5,315
Less accumulated amortization	(4,223)		(3,868)
Intangible assets - net	$ 1,092		$ 1,447
Useful Lives	15 years